CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
CURRENT ASSETS
Trade receivables, allowance for credit losses | $	$ 75		$ 69
SHAREHOLDERS' EQUITY (Note 9):
Ordinary shares, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Ordinary shares, shares authorized	17,000,000		17,000,000
Ordinary shares, shares issued	4,426,791		3,614,208
Ordinary shares, shares outstanding	4,424,991		3,612,408
Preferred Stock, par value per share | ₪ / shares		₪ 0.03		₪ 0.03
Preferred Stock, shares authorized	3,000,000		3,000,000
Preferred Stock, shares issued	1,831,579		2,008,772
Preferred Stock, shares outstanding	1,831,579		2,008,772
Treasury shares, shares	1,800		1,800